Interest Income and Interest Expense - Schedule of Composition of Interest Income and Inflation-indexing (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Totals	$ 1,687,502	$ 1,549,674	$ 1,773,640
Investments under Agreements to Resell [Member]
Disclosure of detailed information about hedged items [line items]
Totals	3,712	3,567	4,994
Loans and receivables to banks [member]
Disclosure of detailed information about hedged items [line items]
Totals	621	1,541	4,361
Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	879,687	849,216	969,673
Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	515,058	306,826	310,297
Consumer loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	304,576	323,966	379,165
Financials investments [member]
Disclosure of detailed information about hedged items [line items]
Totals	90,547	79,038	94,653
Other interest income [member]
Disclosure of detailed information about hedged items [line items]
Totals	16,930	9,445	20,131
Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	(123,629)	(23,925)	(9,634)
Hedged of interest [member]
Disclosure of detailed information about hedged items [line items]
Totals	1,205,094	1,343,255	1,528,612
Hedged of interest [member] | Investments under Agreements to Resell [Member]
Disclosure of detailed information about hedged items [line items]
Totals	3,712	3,567	4,996
Hedged of interest [member] | Loans and receivables to banks [member]
Disclosure of detailed information about hedged items [line items]
Totals	621	1,541	4,361
Hedged of interest [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	610,371	732,791	850,212
Hedged of interest [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	190,326	189,833	202,945
Hedged of interest [member] | Consumer loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	304,385	323,836	379,030
Hedged of interest [member] | Financials investments [member]
Disclosure of detailed information about hedged items [line items]
Totals	45,629	58,083	79,114
Hedged of interest [member] | Other interest income [member]
Disclosure of detailed information about hedged items [line items]
Totals	10,575	7,624	17,588
Hedged of interest [member] | Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	39,475	25,980	(9,634)
Hedged of inflation adjustments [member]
Disclosure of detailed information about hedged items [line items]
Totals	482,408	206,419	245,028
Hedged of inflation adjustments [member] | Investments under Agreements to Resell [Member]
Disclosure of detailed information about hedged items [line items]
Totals			(2)
Hedged of inflation adjustments [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	269,316	116,425	119,461
Hedged of inflation adjustments [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	324,732	116,993	107,352
Hedged of inflation adjustments [member] | Consumer loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	191	130	135
Hedged of inflation adjustments [member] | Financials investments [member]
Disclosure of detailed information about hedged items [line items]
Totals	44,918	20,955	15,539
Hedged of inflation adjustments [member] | Other interest income [member]
Disclosure of detailed information about hedged items [line items]
Totals	6,355	1,821	$ 2,543
Hedged of inflation adjustments [member] | Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	$ (163,104)	$ (49,905)